Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets
Research tax credits	$ 27,155	$ 19,063
Intangible assets	61,544	50,564
Net operating loss	312,749	202,906
Share-based compensation	93,177	26,623
Lease liabilities	15,406	16,638
Other assets	20,651	7,303
Subtotal	530,682	323,097
Valuation allowance	(512,736)	(303,287)
Deferred tax liabilities
Depreciation	(1,397)	(1,214)
Right-of-use assets	(12,661)	(13,908)
Other liabilities	(3,888)	(4,688)
Net Deferred tax assets/(liabilities), net of valuation allowance	$ 0	$ 0